Events after the reporting date (Details)										1 Months Ended		12 Months Ended
	Mar. 28, 2022 USD ($) shares	Mar. 10, 2022 USD ($) $ / shares shares	Feb. 01, 2022 shares	Jan. 11, 2022 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Dec. 10, 2020 USD ($) $ / shares shares	May 15, 2020 $ / shares	May 14, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary share price (usd per share) | $ / shares					$ 1.375			$ 1.2875
Transaction costs | $												$ 177,000	$ 3,374,000	$ 91,000
Issue of shares and warrants | $					$ 9,999,996			$ 28,749,999	$ 1,613,116	$ 2,087,000	$ 28,750,000	$ 10,000,000		$ 8,360,000
Award vesting period													10 years
Share price per ADS (usd per share) | $ / shares					$ 5.50	$ 5.50	$ 5.15	$ 5.15
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of shares and warrants (in shares)					7,272,724	1,517,976		22,330,096	970,584	1,517,976	22,330,096	7,272,724
Issue of shares and warrants | $					$ 172,698	$ 36,781		$ 486,761	$ 21,114	$ 37,000	$ 487,000	$ 173,000
Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity, gross | $		$ 20,000,000		$ 9,300,000
Transaction costs | $		1,800,000		70,000
Issue of shares and warrants | $	$ 20,900,000	$ 18,200,000		$ 9,200,000
Major ordinary share transactions | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of shares and warrants (in shares)	4,000,000	6,666,667		7,899,020
Ordinary share price (usd per share) | $ / shares		$ 0.75		$ 1.175
Share price per ADS (usd per share) | $ / shares		$ 3.0
Issue of shares and warrants, in ADS (in shares)	1,000,000
Major ordinary share transactions | Ordinary shares | 272 Capital Fund LP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares purchased, in ADS (in shares)		2,833,333
Granting of shares | Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted (in shares)			394,432
Number of awards granted, in ADS (in shares)			98,608
Award vesting period			4 years
Granting of shares | Restricted share awards | Executive Team
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted (in shares)			250,048
Number of awards granted, in ADS (in shares)			62,512